Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Loans, including fees	$ 19,724	$ 21,609	$ 21,616
Investment securities:
US Treasury	581	742	612
US Government agencies and corporations	1,105	1,035	1,896
State and political subdivisions	324	371	319
Interest-earning deposits with banks and federal funds sold	137	65	44
Total interest income	21,871	23,822	24,487
Interest Expense
Interest checking and money market accounts	542	785	971
Savings deposits	197	286	327
Time deposits, $100,000 and over	802	1,106	1,192
Other time deposits	1,008	1,138	1,684
Short-term borrowed funds	353	354	693
Long-term debt	796	1,068	1,084
Total interest expense	3,698	4,737	5,951
Net interest income	18,173	19,085	18,536
Provision for loan losses	1,832	3,456	4,919
Net interest income after provision for loan losses	16,341	15,629	13,617
Noninterest Income
Service charges on deposit accounts	1,723	1,837	2,219
Other service fees and commissions	3,178	3,409	2,883
Gain (loss) on sale of securities	1,286	933	1,484
Income from mortgage loan sales	3,740	1,806	3,172
Other income	748	271	140
Total noninterest income	10,675	8,256	9,898
Noninterest Expense
Salaries and employee benefits	12,891	12,121	11,648
Net occupancy expense	1,155	1,165	1,193
Equipment expense	733	758	769
Data processing costs	889	858	853
Office supplies and printing	334	337	384
Foreclosed real estate expense	2,994	489	387
Professional fees and services	588	1,488	1,230
Marketing and donations	691	769	1,291
Electronic banking expense	951	875	811
Software amortization and maintenance	576	573	542
FDIC insurance	693	750	795
Goodwill Impairment	987
Other noninterest expense	2,765	2,606	2,748
Total noninterest expense	26,247	22,789	22,651
Income before income taxes	769	1,096	864
Income taxes	365	196	151
Net income	404	900	713
Net income	404	900	713
Dividends on preferred stock	(645)	(645)	(645)
Net Income (loss) available to common shareholders	$ (241)	$ 255	$ 68
Net income (loss) per common share
Basic	$ (0.03)	$ 0.03	$ 0.01
Diluted	$ (0.03)	$ 0.03	$ 0.01
Weighted average common shares outstanding
Basic	7,371,667	7,467,396	7,485,373
Diluted	7,371,667	7,467,396	7,485,373